PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2021
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of estimated useful lives of property, equipment and software

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of value-added tax rate for general VAT payers

Type of service	Applicable VAT rate (%)
Vehicle sales	0.5%
Commission	6%
Value-added service	6%
Other services	6%

Credit loss of Loan recognized as a result of payment under the guarantee
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of sensitivity analysis

Change in the assumptions would affect the allowance for credit loss of Loan recognized as a result of payment under the guarantee. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
Loss rate	+/- 100	11,842/ (11,842)

Account receivable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of sensitivity analysis

Change in the assumptions would affect the allowance for credit loss of account receivable. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
Payback period	+/- 3 months	1,003/ (124)

Guarantee liabilities
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of sensitivity analysis

Change in the assumptions would affect the allowance for guarantee liability. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
PD (lifetime)	+/- 100	677/ (677)
LGD	+/- 100	677/ (677)